Loans (Details 10) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Charge-offs	$ (1,981,000)	$ (698,000)
Recoveries	551,000	391,000
Single-Family Residential - Banco de la Gente Non-Tradtional
Charge-offs			$ (752,000)
Recoveries			419,000
Provision (recovery)			1,472,000
Loans, Ending Balance: Individually Evaluated For Impairments			639,000
Loans, Ending Balance: Individually and collectively impairment			9,855,000
Real State Loan Single Family Residential Non Traditional Beginning Balance			9,355,000
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments			1,032,608,000
Allowance For Loan Losses, Ending balance: individually evaluated for impairment			10,480,000
Allowance For Loan Losses, Ending Balance			1,022,128,000
Loans, Ending Balance			10,494,000
Ending Balance			10,494,000
Unallocated
Charge-offs		0	0
Recoveries		0	0
Provision (recovery)			(328,000)
Loans, Ending Balance: Individually and collectively impairment			1,752,000
Unallocated real estate loans beginning balance			2,080,000
Loans amount, Ending Balance			0
Unallocated real estate loans ending balance			1,752,000
Consumer And All Other [Member]
Charge-offs	(716,000)	(569,000)	(591,000)
Recoveries	165,000	147,000	109,000
Provision (recovery)			586,000
Loans, Ending Balance: Individually Evaluated For Impairments			0
Loans, Ending Balance: Individually and collectively impairment			214,000
Allowance For Loan Losses, Ending Balance			214,000
Consumer and all other loan beginning balance			110,000
Loans Consumer and All Other Loans, Ending Balance			21,324,000
Consumer and all other loan ending balance			214,000
Multifamily and Farmland
Charge-offs	0	0	0
Recoveries	0	0	0
Provision (recovery)			14,000
Loans, Ending Balance: Individually and collectively impairment			164,000
Loans, Ending Balance: Collectively Evaluated For Impairments			65,562,000
Allowance For Loan Losses, Ending Balance			164,000
Multifamily And Farm land Beginning Balance			150,000
Loan, Ending Balance			65,562,000
Multifamily and farmland ending balance			164,000
Construction and Land Development
Charge-offs	0	0	0
Recoveries	0	0	0
Provision (recovery)			222,000
Loans, Ending Balance: Individually Evaluated For Impairments			0
Loans, Ending Balance			1,415,000
Construction and land develiopment loans beginning balance			1,193,000
Construction and land develiopment loans ending balance			114,446,000
Single-Family Residential
Charge-offs	(131,000)	0	(128,000)
Recoveries	129,000	171,000	229,000
Provision (recovery)			107,000
Loans, Ending Balance: Individually Evaluated For Impairments			633,000
Loans, Ending Balance: Individually and collectively impairment			2,452,000
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments			9,092,000
Allowance For Loan Losses, Ending balance: individually evaluated for impairment			342,281,000
Allowance For Loan Losses, Ending Balance			333,189,000
Single family residential real estate loans beginning balance			2,877,000
Loan Single Family Residential, Ending Balance			3,085,000
Commercial
Charge-offs	0	0	0
Recoveries	202,000	6,000	9,000
Provision (recovery)			964,000
Loans, Ending Balance: Individually Evaluated For Impairments			0
Loans, Ending Balance: Individually and collectively impairment			3,201,000
Loans, Ending Balance: Collectively Evaluated For Impairments			405,362,000
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments			406,750,000
Allowance For Loan Losses, Ending balance: individually evaluated for impairment			81,307,000
Allowance For Loan Losses, Ending Balance			3,201,000
Commercial Real Estate Loans Beginning Balance			2,234,000
Commercial Real Estate Loans Ending Balance			3,207,000
Ending Balance			3,207,000
Farm Loans (Not Secured by Real Estate)
Charge-offs	0	0	0
Recoveries	$ 0	$ 0	0
Provision (recovery)			0
Loans, Ending Balance: Individually and collectively impairment			0
Loans, Ending Balance: Collectively Evaluated For Impairments			938,000
Loans Farms Loan Ending Balance			938,000
Farm loan real estate allowances for credit ending balance			$ 0